Accounts Receivables, Net Of Allowance	12 Months Ended
Jun. 30, 2011
Accounts Receivables, Net Of Allowance [Abstract]
Accounts Receivables, Net Of Allowance
5.	Accounts receivables, net of allowance

	As of June 30,
	2010	2011	2011
	RMB	RMB	US$
Accounts receivables	346,573,060	1,668,007	258,066
Less: allowance for doubtful debts	(27,796,553)	—	—

	318,776,507	1,668,007	258,066

The movements of the allowance for doubtful debts during the years are as follow:

	As of June 30,
	2010	2011	2011
	RMB	RMB	US$
Balance at the beginning of year	8,487,165	27,796,553	4,300,542
Additions	21,262,662	31,764,219	4,914,399
Recovered	—	(9,587,467)	(1,483,324)
Write-offs	(1,953,274)	—	—
Disposal of subsidiaries	—	(49,973,305)	(7,731,617)

Balance at the end of year	27,796,553	—	—

In determining whether allowance for doubtful debts is required, the Company takes into consideration the ageing status and the likelihood of collection. Following the identification of doubtful debts, the responsible sales personnel discuss with the relevant customers and report on the recoverability. Specific allowance is only made for accounts receivables that are unlikely to be collected.